BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of earnings per share basic and diluted

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2022		September 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income - basic and diluted	$366,776	$91,694	$2,301,526	$575,381

Denominator:
Basic and diluted weighted average ordinary shares outstanding	13,800,000	3,450,000	13,800,000	3,450,000

Basic and diluted net income per ordinary share	$0.03	$0.03	$0.17	$0.17

	For the Three Months Ended		For the Period from March 10, 2021
	September 30, 2021		(inception) through September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income – basic	$4,477,198	$1,309,873	$3,631,582	$2,103,308
Allocation of net income – diluted	$4,450,815	$1,336,255	$3,518,717	$2,216,173

Denominator:
Basic weighted average ordinary shares outstanding	11,491,304	3,361,957	5,157,073	2,986,829
Diluted weighted average ordinary shares outstanding	11,491,304	3,450,000	5,157,073	3,248,049

Basic net income per ordinary share	$0.39	$0.39	$0.70	$0.70
Diluted net income per ordinary share	$0.39	$0.39	$0.68	$0.68

	For The Period From March 10, 2021
	(Inception) through December 31, 2021
	Class A	Class B
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income (loss) – basic	$4,893,422	$1,955,233
Allocation of net income (loss) – diluted	4,814,256	2,034,389

Denominator:
Basic and diluted weighted average ordinary shares outstanding	7,834,343	3,130,303
Diluted weighted average ordinary shares outstanding	7,834,343	3,310,606

Basic net income per ordinary share	$0.62	$0.62
Diluted net income per ordinary share	$0.61	$0.61